Warrants (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 13, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Warrants (Details) [Line Items]
Sale of stock price per share		$ 0.0001
Redemption trigger price		18
Warrant exercise price per share		$ 0.0001
Redeemed common stock percentage		100.00%
Consideration receivable percentage		70.00%
Equity proceeds percentage		60.00%
Percentage of market value		180.00%
Proceeds from private placement (in Dollars)	$ 262,064	$ (262,064)
Issuance of warrants (in Dollars)		17,820,998
Fair value of warrants (in Dollars)		8,182,500		$ 18,483,096
Fair Value, Option, Changes in Fair Value, Gain (Loss) (in Dollars)		$ 8,431,850
IPO Warrants [Member]
Warrants (Details) [Line Items]
Sale of stock price per share		$ 11.5
Public warrants expire term		5 years
Warrant exercise price per share		$ 11.5
Public warrants [Member]
Warrants (Details) [Line Items]
Price per share		0.01
Warrant [Member]
Warrants (Details) [Line Items]
Public warrants expire term				5 years
Price per share				$ 11.5
Warrant exercise price per share		$ 9.2
Percentage of market value		115.00%
Series A Warrants [Member]
Warrants (Details) [Line Items]
Warrant exercise price per share		$ 0.75
Issuance of warrants (in Dollars)		$ 12,656,550
Proceeds from private placement (in Dollars)		3,850,000
Issuance of warrants (in Dollars)		17,820,998
Fair value of warrants (in Dollars)		21,169,150
Series B Warrant [Member]
Warrants (Details) [Line Items]
Issuance of warrants (in Dollars)		82,450
Fair value of warrants (in Dollars)		$ 1,700
Minimum [Member]
Warrants (Details) [Line Items]
Trading days		20 days
Common stock outstanding percentage		4.90%
Maximum [Member]
Warrants (Details) [Line Items]
Trading days		30 days
Common stock outstanding percentage		9.80%
Class A Common Stock [Member]
Warrants (Details) [Line Items]
Price per share		$ 18
Redemption trigger price		18
Class A Common Stock [Member] | Business Combination [Member]
Warrants (Details) [Line Items]
Newly issued price per share		$ 9.2